BASIC AND DILUTED NET EARNINGS PER SHARE (Details Textual) - shares	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	715,611	589,299